                                                      RIVERSOURCE [LOGO](SM)
                                                           INVESTMENTS

                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
                                                          PROSPECTUS (4/26/06
                                                         AMENDED AS OF 6/12/06)
                                                         ----------------------
RiverSource Retirement Plus 2010 Fund                         S-6507-99 C
RiverSource Retirement Plus 2015 Fund                         S-6507-99 C
RiverSource Retirement Plus 2020 Fund                         S-6507-99 C
RiverSource Retirement Plus 2025 Fund                         S-6507-99 C
RiverSource Retirement Plus 2030 Fund                         S-6507-99 C
RiverSource Retirement Plus 2035 Fund                         S-6507-99 C
RiverSource Retirement Plus 2040 Fund                         S-6507-99 C
RiverSource Retirement Plus 2045 Fund                         S-6507-99 C

Effective Dec. 11, 2006 the following changes will be implemented for Class Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

This Supplement also describes the following additional classes of shares:
Class R2, Class R3, Class R4 and Class R5. The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE
Class R2, Class R3, Class R4 and Class R5 are new as of the date of this supplement, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R2, Class R3 and Class R4 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class Y. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.

-------------------------------------------------------------------------------
S-6507-9 C (12/06)

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented as follows:

2010 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                             ALL CLASS Rs   CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     None       None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 1.82%     1.82%     1.82%     1.57%     1.72%
Total Fund expenses                                               2.32%     2.07%     1.82%     1.57%     1.72%
Fee waiver/expense reimbursement                                  1.44%     1.44%     1.44%     1.44%     1.50%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.80%     0.80%     0.80%     0.80%     0.80%
Total Fund and underlying fund expenses(d)                        1.68%     1.43%     1.18%     0.93%     1.02%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.71% for all classes. The "Total
    Fund and underlying fund expenses" is 1.59% for Class R2, 1.34% for Class R3, 1.09% for Class R4, 0.84% for Class R5 and 0.93% for Class Y.

2015 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                              ALL CLASS Rs  CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     None       None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 1.57%     1.57%     1.57%     1.32%     1.47%
Total Fund expenses                                               2.07%     1.82%     1.57%     1.32%     1.47%
Fee waiver/expense reimbursement                                  1.19%     1.19%     1.19%     1.19%     1.25%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.81%     0.81%     0.81%     0.81%     0.81%
Total Fund and underlying fund expenses(d)                        1.69%     1.44%     1.19%     0.94%     1.03%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.73% for all classes. The "Total
    Fund and underlying fund expenses" is 1.61% for Class R2, 1.36% for Class R3, 1.11% for Class R4, 0.86% for Class R5 and 0.95% for Class Y.

--------------------------------------------------------------------------------

                                   -- 2 --

2020 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                              ALL CLASS Rs  CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              None        None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     None        None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 1.29%     1.29%     1.29%     1.04%     1.19%
Total Fund expenses                                               1.79%     1.54%     1.29%     1.04%     1.19%
Fee waiver/expense reimbursement                                  0.91%     0.91%     0.91%     0.91%     0.97%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.83%     0.83%     0.83%     0.83%     0.83%
Total Fund and underlying fund expenses(d)                        1.71%     1.46%     1.21%     0.96%     1.05%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total
    Fund and underlying fund expenses" is 1.64% for Class R2, 1.39% for Class R3, 1.14% for Class R4, 0.89% for Class R5 and 0.98% for Class Y.

2025 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                              ALL CLASS Rs  CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              None        None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     None        None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 1.44%     1.44%     1.44%     1.19%     1.34%
Total Fund expenses                                               1.94%     1.69%     1.44%     1.19%     1.34%
Fee waiver/expense reimbursement                                  1.06%     1.06%     1.06%     1.06%     1.12%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.83%     0.83%     0.83%     0.83%     0.83%
Total Fund and underlying fund expenses(d)                        1.71%     1.46%     1.21%     0.96%     1.05%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total
    Fund and underlying fund expenses" is 1.64% for Class R2, 1.39% for Class R3, 1.14% for Class R4, 0.89% for Class R5 and 0.98% for Class Y.

-------------------------------------------------------------------------------

                                   -- 3 --

2030 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                              ALL CLASS Rs  CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              None        None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     None        None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 1.25%     1.25%     1.25%     1.00%     1.15%
Total Fund expenses                                               1.75%     1.50%     1.25%     1.00%     1.15%
Fee waiver/expense reimbursement                                  0.87%     0.87%     0.87%     0.87%     0.93%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.83%     0.83%     0.83%     0.83%     0.83%
Total Fund and underlying fund expenses(d)                        1.71%     1.46%     1.21%     0.96%     1.05%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total
    Fund and underlying fund expenses" is 1.64% for Class R2, 1.39% for Class R3, 1.14% for Class R4, 0.89% for Class R5 and 0.98% for Class Y.

2035 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                              ALL CLASS Rs  CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                               None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)      None       None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 1.71%     1.71%     1.71%     1.46%     1.61%
Total Fund expenses                                               2.21%     1.96%     1.71%     1.46%     1.61%
Fee waiver/expense reimbursement                                  1.33%     1.33%     1.33%     1.33%     1.39%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.83%     0.83%     0.83%     0.83%     0.83%
Total Fund and underlying fund expenses(d)                        1.71%     1.46%     1.21%     0.96%     1.05%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total
    Fund and underlying fund expenses" is 1.64% for Class R2, 1.39% for Class R3,1.14% for Class R4, 0.89% for Class R5 and 0.98% for Class Y.

-------------------------------------------------------------------------------

                                   -- 4 --

2040 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                              ALL CLASS Rs  CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                               None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)      None       None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 1.14%     1.14%     1.14%     0.89%     1.04%
Total Fund expenses                                               1.64%     1.39%     1.14%     0.89%     1.04%
Fee waiver/expense reimbursement                                  0.76%     0.76%     0.76%     0.76%     0.82%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.83%     0.83%     0.83%     0.83%     0.83%
Total Fund and underlying fund expenses(d)                        1.71%     1.46%     1.21%     0.96%     1.05%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total
    Fund and underlying fund expenses" is 1.64% for Class R2, 1.39% for Class R3, 1.14% for Class R4, 0.89% for Class R5 and 0.98% for Class Y.

2045 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                              ALL CLASS Rs  CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                               None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)      None       None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   R2        R3        R4        R5        Y
Management fees                                                   0.00%     0.00%     0.00%     0.00%     0.00%
Distribution (12b-1) fees                                         0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses(a)                                                 5.54%     5.54%     5.54%     5.29%     5.44%
Total Fund expenses                                               6.04%     5.79%     5.54%     5.29%     5.44%
Fee waiver/expense reimbursement                                  5.16%     5.16%     5.16%     5.16%     5.22%
Net Fund expenses(b)                                              0.88%     0.63%     0.38%     0.13%     0.22%
Total estimated indirect expenses of the underlying funds(c),(d)  0.83%     0.83%     0.83%     0.83%     0.83%
Total Fund and underlying fund expenses(d)                        1.71%     1.46%     1.21%     0.96%     1.05%

(a) For Class R2, Class R3, Class R4 and Class R5, other expenses are based on estimated amounts for the current fiscal year. For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3, Class R4 and Class Y, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.88% for Class R2; 0.63% for Class R3;
    0.38% for Class R4; 0.13% for Class R5 and 0.22% for Class Y.
(c) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(d) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying fund's next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total
    Fund and underlying fund expenses" is 1.64% for Class R2, 1.39% for Class R3, 1.14% for Class R4, 0.89% for Class R5 and 0.98% for Class Y.

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                                   -- 5 --

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                                  1 YEAR           3 YEARS          5 YEARS           10 YEARS
2010 FUND
 Class R2                                          $171              $828            $1,511            $3,333
 Class R3                                          $146              $753            $1,387            $3,096
 Class R4                                          $120              $678            $1,262            $2,852
 Class R5                                          $ 95              $602            $1,136            $2,601
 Class Y                                           $104              $642            $1,207            $2,748

2015 FUND
 Class R2                                          $172              $780            $1,414            $3,123
 Class R3                                          $147              $705            $1,290            $2,880
 Class R4                                          $121              $629            $1,164            $2,630
 Class R5                                          $ 96              $552            $1,036            $2,374
 Class Y                                           $105              $593            $1,107            $2,524

2020 FUND
 Class R2                                          $174              $728            $1,310            $2,891
 Class R3                                          $149              $653            $1,184            $2,642
 Class R4                                          $123              $577            $1,057            $2,385
 Class R5                                          $ 98              $500            $  927            $2,122
 Class Y                                           $107              $540            $1,000            $2,276

2025 FUND
 Class R2                                          $174              $759            $1,371            $3,027
 Class R3                                          $149              $684            $1,246            $2,781
 Class R4                                          $123              $608            $1,120            $2,528
 Class R5                                          $ 98              $531            $  991            $2,269
 Class Y                                           $107              $572            $1,063            $2,421

2030 FUND
 Class R2                                          $174              $720            $1,294            $2,855
 Class R3                                          $149              $644            $1,167            $2,604
 Class R4                                          $123              $568            $1,040            $2,347
 Class R5                                          $ 98              $491            $  910            $2,082
 Class Y                                           $107              $532            $  983            $2,237

2035 FUND
 Class R2                                          $174              $815            $1,481            $3,266
 Class R3                                          $149              $740            $1,357            $3,027
 Class R4                                          $123              $664            $1,232            $2,781
 Class R5                                          $ 98              $588            $1,105            $2,528
 Class Y                                           $107              $628            $1,176            $2,676

2040 FUND
 Class R2                                          $174              $697            $1,248            $2,753
 Class R3                                          $149              $622            $1,122            $2,500
 Class R4                                          $123              $545            $  993            $2,240
 Class R5                                          $ 98              $468            $  863            $1,973
 Class Y                                           $107              $509            $  936            $2,129

2045 FUND
 Class R2                                          $174             $1,567           $2,910            $6,054
 Class R3                                          $149             $1,498           $2,805            $5,892
 Class R4                                          $123             $1,428           $2,698            $5,725
 Class R5                                          $ 98             $1,358           $2,591            $5,553
 Class Y                                           $107             $1,395           $2,651            $5,654

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                                   -- 6 --

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R2, Class R3, Class R4, Class R5 or Class Y shares at net asset value. These share classes do not have an initial sales charge or CDSC on redemption and do not convert to any other class of shares. Class R2 and Class R3 shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in Class R2, Class R3, Class R4, Class R5 and Class Y are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R and Class Y shares are available to the following investors:
o  Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The distribution and shareholder servicing fees for Class R2 and Class R3 are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the Fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them, and up to 0.25% of the average daily net assets of Class R3 shares sold and held through them. The distributor begins to pay the fees to financial institutions immediately after purchase. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.

In addition, Class R2, Class R3, Class R4 and Class Y pay an annual plan administration services fee. The fee for Class R2, Class R3 and Class R4 is 0.25% and the fee for Class Y is 0.15% from assets attributable to the respective class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R2, Class R3, Class R4, Class R5 and Class Y shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R2, Class R3, Class R4, Class R5 and Class Y shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments seeks to minimize the impact of the fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the fund's Board on the steps it has taken to manage any potential conflicts.

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                                   -- 7 --